PENSION AND POSTRETIREMENT BENEFITS - Assumptions Used (Details 5)	12 Months Ended
Dec. 31, 2013
Pension Plan
Assumptions used in calculations:
Weighted average discount rate	5.00%
Rate of increase in future compensation levels	0.00%
Expected return on assets	8.00%
Current year trend	0.00%
Ultimate year trend	0.00%
Postretirement Plan
Assumptions used in calculations:
Weighted average discount rate	4.50%
Rate of increase in future compensation levels	0.00%
Expected return on assets	0.00%
Current year trend	7.80%
Ultimate year trend	4.80%
Year of ultimate trend	2025